Borrowings (Details) $ / shares in Units, ฿ in Millions			6 Months Ended
	Sep. 28, 2023 USD ($) $ / shares	Apr. 25, 2018 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 THB (฿)
Borrowings (Details) [Line Items]
Borrowings mature			Jul. 29, 2023		Jul. 29, 2023
Borrowings mature			Apr. 07, 2025
Interest expense			$ 411,270	$ 400,920
Unused bank overdraft			$ 283,000		฿ 10
Loan principal amount		$ 13,420,000
Percentage of interest			4.00%		4.00%
Borrowings description			In accordance with the terms of the Agreements, the Company is required to pay the full principal amount of the Loan, along with accrued interest, on December 31, 2024 and the Company is not required to make monthly payments on this obligation.
Loan aggregate amount	$ 15,914,615
Conversion price (in Dollars per share) | $ / shares	$ 5.4
TH [Member]
Borrowings (Details) [Line Items]
Interest expense			$ 33,394	$ 33,745
Maximum [Member]
Borrowings (Details) [Line Items]
Percentage of carry interest rates			4.72%		4.72%
Minimum [Member]
Borrowings (Details) [Line Items]
Percentage of carry interest rates			4.69%		4.69%